Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment
Property and Equipment

Note 3. Property and Equipment

Property and equipment by major asset class for the periods presented consisted of the following:

	September 30,	December 31,
	2016	2015
Computer equipment	$38,492	$31,496
Software	33,607	26,412
Furniture and fixtures	8,201	7,916
Leasehold improvements	4,051	3,488
Projects in progress	15,108	10,434
Property and equipment, gross	$99,459	$79,746
Less: Accumulated depreciation and amortization	35,691	22,294
Property and equipment, net	$63,768	$57,452

In December 2015, we purchased a perpetual software license, which is included in the software total above. We will pay for this software over a two year period. As such there is approximately $3,318 included in accounts payable and accrued other expenses and $3,193 included in other long-term liabilities on our Consolidated Balance Sheets as of September 30, 2016. The amount included in other long-term liabilities represents the present value of payments that will ultimately be made.

Total depreciation and amortization expense related to property and equipment, including capitalized software costs, was $5,218 and $3,773 for the three months ended September 30, 2016 and 2015, respectively and $14,864 and $9,270 for the nine months ended September 30, 2016 and 2015, respectively.

Note 5. Property and Equipment

Property and equipment by major asset class for the periods presented consisted of the following:

	December 31,
	2015	2014
Computer equipment	$31,496	$21,562
Software	26,412	13,190
Furniture and fixtures	7,916	6,654
Leasehold improvements	3,488	2,343
Projects in progress	10,434	2,335
Property and equipment, gross	$79,746	$46,084
Less: Accumulated depreciation and amortization	22,294	11,165
Property and equipment, net	$57,452	$34,919

In December 2015, we purchased a perpetual software license, which is included in the software total above as of December 31, 2015. We will pay for this software over the next three years. As such there is approximately $2,952 included in accounts payable and accrued other expenses and $6,340 included in other long‑term liabilities on our Consolidated Balance Sheets as of December 31, 2015. The amount included in other long‑term liabilities represents the present value of payments that will ultimately be made.

Total depreciation and amortization expense related to property and equipment, including capitalized software costs, was $12,695 and $7,416 for the years ended December 31, 2015 and 2014, respectively.